PROSPECTUS SUPPLEMENT - January 15, 2003*

AXP(R) Global Bond Fund (Dec. 30, 2002) S-6309-99 W


The following indexes are now being used to compare the Fund's performance:

Lehman Global Aggregate Index

Salomon World Government Bond Index

Lipper Global Income Funds Index



S-6309-4 A (1/03)

*Valid until next prospectus update
Destroy December 30, 2003